Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2025
Voyage Expenses and Commissions
Voyage Expenses and Commissions

10. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2023	2024	2025
Brokers’ commissions on revenues	4,524	4,079	2,981
Bunkers’ consumption and other voyage expenses	6,474	5,062	15,322
Total	10,998	9,141	18,303

Bunkers’ consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods (including bunkers consumed during dry-docking).